Collaboration Agreement (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Collaboration Agreement [Line Items]
Reductions to research and development expenses	$ 0.1	$ 0.1	$ 0.2	$ 0.4